Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits and private pension plan
Post-employment benefits

The amounts related to such benefits are based on a valuation conducted by an independent actuary and reviewed by Management as of December 31, 2023.

	12/31/2023	12/31/2022
Health and dental care plan (1)	211,279	164,428
Indemnification of FGTS	38,456	36,357
Seniority bonus	2,026	2,156
Life insurance (1)	13,062	12,615
Total	264,823	215,556
Current	23,612	21,809
Non-current	241,211	193,747

(1) Applicable to IPP, Tropical and Iconic.

Changes in provision for post-employment benefits

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2023	12/31/2022	12/31/2021
Opening balance	215,556	215,719	284,724
Expense for the year of continuing operations	17,521	20,944	15,585
Expense (revenue) for the year of discontinued operations	‐	494	2,951
Actuarial (gains) losses from changes in actuarial assumptions	52,099	(2,589)	(58,954)
Benefits paid directly by the Company and its subsidiaries	(20,353)	(19,012)	(18,400)
Exchange rates from post-employment benefits of foreign subsidiaries	-	-	217
Reclassification to liabilities held for sale (i)	-	-	(10,404)
Closing balance	264,823	215,556	215,719

Post-employment benefit expense

The total expense for each year is presented below:

	2023	2022	2021
Health and dental care plan	11,182	14,660	15,265
Indemnification of FGTS	4,909	4,766	4,409
Seniority bonus	286	563	(4,886)
Life insurance	1,144	955	797
Total	17,521	20,944	15,585

Significant actuarial assumptions adopted

The main actuarial assumptions used are:

Economic factors	12/31/2023	12/31/2022
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	9.41	9.97
Average projected salary growth rate	6.83	6.98
Average projected bonus growth rate	7.33	7.07
Inflation rate (long term)	3.50	3.50
Growth rate of medical services	7.64	7.64
Average discount rate of medical services	9.53	10.01

Sensitivity analysis
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	26,978	decrease 1.0 p.p.	33,577
Salary growth rate	decrease by 1.0 p.p.	399	increase by 1.0 p.p.	432
Medical services growth rate	decrease by 1.0 p.p.	24,871	increase by 1.0 p.p.	30,738